Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule Of Statutory Tax Rates
Statutory tax rates in the countries in which the Company operates for fiscal years 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Puerto Rico	20%	20%	20%
Argentina, Martinique, French Guyana, Guadeloupe, St Croix, St. Thomas, Aruba and Curacao	35%	35%	35%
Brazil and Venezuela	34%	34%	34%
Colombia	34%	34%	33%
Costa Rica, Peru and Mexico	30%	30%	30%
Panamá, Uruguay, Trinidad and Tobago and Netherlands	25%	25%	25%
Ecuador	22%	22%	23%
Chile	21%	20%	20%

Schedule Of Components Of Income Tax Expense
Income tax expense for fiscal years 2014, 2013 and 2012 consisted of the following:

	2014	2013	2012
Current income tax expense	$25,060	$33,609	$32,147
Deferred income tax expense	7,419	9,113	14,228
Income tax expense	$32,479	$42,722	$46,375

Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate
Income tax expense for fiscal years 2014, 2013 and 2012 differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income as a result of the following:

	2014	2013	2012
Pre-tax (loss) income	(76,549)	96,594	160,963
Weighted-average statutory income tax rate (i)	40.9%	31.9%	35.2%
Income tax (benefit) expense at weighted-average statutory tax rate on pre-tax income	(31,346)	30,833	56,659
Permanent differences:
Change in valuation allowance	71,695	39,621	(7,660)
Non-deductible expenses	15,641	13,500	22,258
Tax benefits, including tax inflation adjustment	(53,173)	(43,868)	(26,335)
Exchange rate differences	28,287	115	199
Others	1,375	2,521	1,254
Income tax expense	32,479	42,722	46,375

(i)
Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

Schedule Of Deferred Tax Assets And Liabilities
The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities at December 31, 2014 and 2013 are presented below:

	2014	2013
Tax loss carryforwards (i)	$258,046	$276,468
Purchase price allocation adjustment	57,786	74,349
Property and equipment, tax inflation	53,172	41,212
Other accrued payroll and other liabilities	14,328	20,941
Share-based compensation	5,266	6,532
Provision for contingencies	2,700	2,809
Other deferred tax assets (ii)	40,777	20,880
Other deferred tax liabilities (iii)	(10,781)	(12,499)
Property and equipment - difference in depreciation rates	(32,850)	(41,087)
Valuation allowance (iv)	(301,012)	(270,057)
Net deferred tax asset	$87,432	$119,548

(i)
As of December 31, 2014, the Company and its subsidiaries has accumulated operating tax loss carryforwards amounting to $907,159. The Company has operating tax loss carryforwards amounting to $248,552, expiring between 2015 and 2019. In addition, the Company has operating tax loss carryforwards amounting to $184,101 expiring after 2019 and operating tax loss carryforwards amounting to $474,506 that do no expire.

(ii)	Venezuela's foreign currency exchange differences is included in these figures amounting to $ 26,361 for the year ended December 31, 2014.

(iii)	Primarily related to intangible assets and foreign currency exchange differences.

(iv)	In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

Summary of Income Tax Contingencies
The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	2014	2013
Balances at beginning balance	$1,697	$1,554
(Decrease) increase for positions taken in prior years	(1,476)	143
Balances at ending balance	$221	$1,697